FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2024
FINANCING RECEIVABLES, NET
FINANCING RECEIVABLES, NET

7. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated Trusts	1,316,432	2,830,180
Financing receivables from micro‑loan platforms	153,809	152,677
Total short‑term financing receivables	1,470,241	2,982,857
Allowance for credit losses	(122,482)	(147,330)
Total short‑term financing receivables, net	1,347,759	2,835,527

These balances represent short-term financing receivables that are personal credit loans to property owners and tenants, and to other individual borrowers, all of which are due within one year as of December 31, 2023 and 2024.

Financing Receivables – Allowance for Credit Losses and Credit Quality

The allowance for credit losses is determined principally based on the past collection experience as well as consideration of current and future economic conditions and changes in the Group’s customer collection trends. The management updated the current expected credit loss (“CECL”) model taking the latest available information into consideration. The major assumption (i.e. forward-looking information) and CECL model parameters (i.e. the one-year probability of default) were updated accordingly. The allowance for credit losses decreased to 4.9% of gross financing receivables (net of unearned income) at December 31, 2024 from 8.3% at December 31, 2023, which were mainly attributable to fewer delinquencies in 2024.

7. FINANCING RECEIVABLES, NET (CONTINUED)

The activities in the provision for credit losses for the years ended December 31, 2022, 2023 and 2024, respectively, consisted of the following:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Beginning balance	(131,762)	(139,427)	(122,482)
(Provisions) Reversals	(18,658)	7,573	(27,017)
Write‑offs	10,993	9,372	2,169
Ending balance	(139,427)	(122,482)	(147,330)

The Group evaluates expected credit losses of financing receivables on a collective basis based on the type of borrowers and delinquency pattern:

Type of borrowers:

Property transaction related business: This segmentation includes financing receivables generated by property transaction business. The average loss rate in this category are 7.0% and 3.7% as of December 31, 2023 and 2024, respectively.

Non-property transaction related business: This segmentation mainly includes consumer loans. The average loss rate in this category are 47.9% and 91.6% as of December 31, 2023 and 2024, respectively.

Delinquency:

Based on the past due days, the Group separates the contracts into 6 groups including current, 1-29 days past due, 30-59 days past due, 60-89 days past due, 90-179 days past due and over 180 days past due. The delinquency rate was 11.0% and 5.9% as of December 31, 2023 and 2024, respectively.

Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio.

7. FINANCING RECEIVABLES, NET (CONTINUED)

Financing receivables portfolio based on customer type, origination year and delinquency are as follows:

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business
2018 and before	—	—	—	—	31,215	31,215	—	31,215
2019	—	—	—	—	13,222	13,222	—	13,222
2020	—	—	—	—	12,618	12,618	—	12,618
2021	—	—	—	—	46,333	46,333	—	46,333
2022	—	—	—	—	3,740	3,740	—	3,740
2023	5,545	—	—	763	1,027	7,335	1,308,553	1,315,888
Subtotal	5,545	—	—	763	108,155	114,463	1,308,553	1,423,016
Non-property transaction related business
2018 and before	—	—	—	—	4,731	4,731	—	4,731
2019	—	—	—	—	31,137	31,137	—	31,137
2020	—	—	—	—	4,079	4,079	—	4,079
2021	—	—	—	1,600	5,314	6,914	—	6,914
2022	—	—	—	—	364	364	—	364
Subtotal	—	—	—	1,600	45,625	47,225	—	47,225
December 31, 2023	5,545	—	—	2,363	153,780	161,688	1,308,553	1,470,241
Property transaction related business
2018 and before	—	—	—	—	31,215	31,215	—	31,215
2019	—	—	—	—	13,222	13,222	—	13,222
2020	—	—	—	—	10,197	10,197	—	10,197
2021	—	—	—	—	45,625	45,625	—	45,625
2022	—	—	—	—	391	391	—	391
2023	—	—	—	—	2,624	2,624	—	2,624
2024	20,687	204	1,600	561	7,589	30,641	2,805,961	2,836,602
Subtotal	20,687	204	1,600	561	110,863	133,915	2,805,961	2,939,876
Non-property transaction related business
2018 and before	—	—	—	—	4,182	4,182	—	4,182
2019	—	—	—	—	29,575	29,575	—	29,575
2020	—	—	—	—	3,682	3,682	—	3,682
2021	—	—	—	—	5,210	5,210	—	5,210
2022	—	—	—	—	332	332	—	332
Subtotal	—	—	—	—	42,981	42,981	—	42,981
December 31, 2024	20,687	204	1,600	561	153,844	176,896	2,805,961	2,982,857